Segment information and revenue analysis	12 Months Ended
Dec. 31, 2023
Segment Information And Revenue Analysis
Segment information and revenue analysis

Note 13 – Segment information and revenue analysis

The Company follows ASC 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company and hence the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC and Hong Kong.

Disaggregated information of revenues from discontinued operations by business lines are as follows:

	For the year ended December 31,
	2023	2022	2021

Standard cloud-based services	$879,873	$2,100,610	$1,982,328
BPO services	1,092,397	2,001,452	2,261,998
Business integration services	422,605	1,326,009	4,076,446
Other revenues	194,948	77,663	1,320,308
Total revenues	$2,589,823	$5,505,734	$9,641,080

Disaggregated information of revenues from continuing operations by business lines are as follows:

	For the year ended December 31,
	2023	2022	2021

Standard cloud-based services	$—	$—	$—
BPO services	—	—	—
Business integration services	280,000	—	—
Other revenues	—	—	—
Total revenues	$280,000	$—	$—

Disaggregated information of revenues by geography are as follows:

	For the year ended December 31,
	2023	2022	2021

Mainland China*	$2,589,823	$5,505,734	$9,641,080
Outside Mainland China	280,000	—	—
Total revenues	$2,869,823	$5,505,734	$9,641,080

*	All of revenues collected from Mainland China were derived from discontinued operations for the year ended December 31, 2023, 2022 and 2021.